Transfer of Financial Assets, Assets Pledged and Received as Collateral - Total assets pledged to creditors available for sale or repledge (Detail) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total assets pledged to creditors [Line Items]
Total assets		€ 1,440,000	€ 1,391,000	€ 1,317,000
Total assets pledged to creditors
Total assets pledged to creditors [Line Items]
Financial assets at fair value through profit or loss	[1]	67,159	55,310
Financial assets at fair value through other comprehensive income	[1]	11,084	5,013
Loans	[1]	3,063	4,618
Other	[1]	11,569	2,904
Total assets	[1]	€ 92,875	€ 67,845

[1]	Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities